Summarized financial position and profit or loss of ANN (Details) ₨ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 18, 2024 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 INR (₨)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
InvestmentInJointVentureLineItems [Line Items]
Revenue			₨ 10,074,030	₨ 7,954,522	₨ 4,189,897
Finance cost		$ (1,361)	(127,692)	(106,877)	(286,998)
(Loss)/ Profit before taxes		(494)	(46,250)	10,652	(329,331)
Tax expense		(211)	(19,768)	12,849	(37,174)
(Loss)/ Profit for the year		$ (705)	₨ (66,018)	₨ 23,501	(366,505)
Adventure and Nature Network Pvt. Ltd. [member]
InvestmentInJointVentureLineItems [Line Items]
Revenue	₨ 710				3,417
Other operating expenses, including depreciation INR Nil (March 31, 2024: INR Nil)	(926)				(8,506)
Finance cost	(242)				(600)
(Loss)/ Profit before taxes	(458)				(5,689)
Tax expense
(Loss)/ Profit for the year	(458)				(5,689)
Group’s share of loss for the year/period	₨ (229)				₨ (2,845)